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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Active Portfolios® Multi-Manager Growth Fund

December 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 18.5%
Automobiles 2.0%
Tesla Motors, Inc. (a)	162,388	$36,116,715
Hotels, Restaurants & Leisure 0.3%
Yum! Brands, Inc.	81,821	5,960,660
Internet & Catalog Retail 8.1%
Amazon.com, Inc. (a)	238,314	73,960,750
Priceline Group, Inc. (The) (a)	63,536	72,444,383
Total		146,405,133
Specialty Retail 3.1%
Lowe’s Companies, Inc.	137,341	9,449,061
Tractor Supply Co.	588,198	46,361,766
Total		55,810,827
Textiles, Apparel & Luxury Goods 5.0%
Michael Kors Holdings Ltd. (a)	595,996	44,759,300
Nike, Inc., Class B	463,670	44,581,870
Total		89,341,170
TOTAL CONSUMER DISCRETIONARY		333,634,505
CONSUMER STAPLES 2.5%
Beverages 1.4%
Coca-Cola Co. (The)	228,351	9,640,979
Monster Beverage Corp. (a)	105,610	11,442,844
SABMiller PLC, ADR	103,013	5,311,350
Total		26,395,173
Food Products 0.5%
Danone SA, ADR	695,894	9,058,452
Household Products 0.6%
Procter & Gamble Co. (The)	112,523	10,249,720
TOTAL CONSUMER STAPLES		45,703,345
ENERGY 5.7%
Energy Equipment & Services 2.6%
FMC Technologies, Inc. (a)	811,400	38,005,976
Schlumberger Ltd.	93,906	8,020,512
Total		46,026,488
Oil, Gas & Consumable Fuels 3.1%
Cabot Oil & Gas Corp.	1,886,740	55,866,371
TOTAL ENERGY		101,892,859

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 0.9%
Capital Markets 0.6%
Greenhill & Co., Inc.	49,539	$2,159,901
SEI Investments Co.	210,524	8,429,381
Total		10,589,282
Consumer Finance 0.3%
American Express Co.	53,584	4,985,455
TOTAL FINANCIALS		15,574,737
HEALTH CARE 23.6%
Biotechnology 15.2%
Alexion Pharmaceuticals, Inc. (a)	228,495	42,278,430
Amgen, Inc.	51,514	8,205,665
Biogen Idec, Inc. (a)	167,630	56,902,003
Celgene Corp. (a)	507,944	56,818,616
Pharmacyclics, Inc. (a)	410,361	50,170,736
Vertex Pharmaceuticals, Inc. (a)	504,900	59,982,120
Total		274,357,570
Health Care Equipment & Supplies 0.7%
Varian Medical Systems, Inc. (a)	89,408	7,734,686
Zimmer Holdings, Inc.	45,434	5,153,124
Total		12,887,810
Life Sciences Tools & Services 3.7%
Illumina, Inc. (a)	356,544	65,810,892
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	885,850	52,291,726
Merck & Co., Inc.	77,674	4,411,106
Novartis AG, ADR	96,351	8,927,884
Novo Nordisk A/S, ADR	174,528	7,386,025
Total		73,016,741
TOTAL HEALTH CARE		426,073,013
INDUSTRIALS 6.2%
Aerospace & Defense 2.1%
Precision Castparts Corp.	154,338	37,176,937
Air Freight & Logistics 1.0%
Expeditors International of Washington, Inc.	197,550	8,812,705
United Parcel Service, Inc., Class B	84,317	9,373,521
Total		18,186,226

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors 3.1%
Fastenal Co.	1,189,553	$56,575,141
TOTAL INDUSTRIALS		111,938,304
INFORMATION TECHNOLOGY 39.7%
Communications Equipment 1.5%
Cisco Systems, Inc.	565,242	15,722,206
QUALCOMM, Inc.	152,895	11,364,685
Total		27,086,891
Internet Software & Services 18.7%
Alibaba Group Holding Ltd., ADR (a)	494,693	51,418,390
Baidu, Inc., ADR (a)	230,396	52,523,376
Facebook, Inc., Class A (a)	855,407	66,738,854
Google, Inc., Class A (a)	11,757	6,238,970
Google, Inc., Class C (a)	11,755	6,187,832
LinkedIn Corp., Class A (a)	301,635	69,288,576
MercadoLibre, Inc.	264,440	33,761,055
Twitter, Inc. (a)	1,400,240	50,226,609
Total		336,383,662
IT Services 7.1%
Automatic Data Processing, Inc.	32,272	2,690,516
Cognizant Technology Solutions Corp., Class A (a)	917,082	48,293,538
Visa, Inc., Class A	292,304	76,642,109
Total		127,626,163
Semiconductors & Semiconductor Equipment 2.8%
Altera Corp.	18,569	685,939
Analog Devices, Inc.	22,196	1,232,322
ARM Holdings PLC, ADR	1,040,557	48,177,789
Total		50,096,050

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 9.6%
Autodesk, Inc. (a)	144,194	$8,660,292
Factset Research Systems, Inc.	45,865	6,455,499
Microsoft Corp.	150,041	6,969,404
Oracle Corp.	293,872	13,215,424
salesforce.com, Inc. (a)	867,024	51,423,193
Splunk, Inc. (a)	776,457	45,772,140
VMware, Inc., Class A (a)	504,324	41,616,817
Total		174,112,769
TOTAL INFORMATION TECHNOLOGY		715,305,535
MATERIALS 2.3%
Chemicals 2.3%
Monsanto Co.	343,440	41,030,777
TOTAL MATERIALS		41,030,777
Total Common Stocks (Cost: $1,437,666,114)		$1,791,153,075

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.115% (b)(c)	8,267,744	$8,267,744
Total Money Market Funds (Cost: $8,267,744)		$8,267,744
Total Investments
(Cost: $1,445,933,858) (d)		$1,799,420,819(e)
Other Assets & Liabilities, Net		2,687,667
Net Assets		$1,802,108,486

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,613,880	423,314,322	(424,660,458)	8,267,744	23,180	8,267,744

(d)

At December 31, 2014, the cost of securities for federal income tax purposes was approximately $1,445,934,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$383,905,000
Unrealized Depreciation	(30,418,000)
Net Unrealized Appreciation	$353,487,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	333,634,505	—	—	333,634,505
Consumer Staples	45,703,345	—	—	45,703,345
Energy	101,892,859	—	—	101,892,859
Financials	15,574,737	—	—	15,574,737
Health Care	426,073,013	—	—	426,073,013
Industrials	111,938,304	—	—	111,938,304
Information Technology	715,305,535	—	—	715,305,535
Materials	41,030,777	—	—	41,030,777
Total Equity Securities	1,791,153,075	—	—	1,791,153,075
Mutual Funds
Money Market Funds	8,267,744	—	—	8,267,744
Total Mutual Funds	8,267,744	—	—	8,267,744
Total	1,799,420,819	—	—	1,799,420,819

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Pacific/Asia Fund

December 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.0%
AUSTRALIA 10.1%
Amcor Ltd.	292,538	$3,218,601
Australia and New Zealand Banking Group Ltd.	110,556	2,876,663
BHP Billiton Ltd.	141,413	3,343,376
Commonwealth Bank of Australia	71,026	4,934,799
Macquarie Group Ltd.	65,270	3,077,928
Telstra Corp., Ltd.	958,049	4,651,163
Wesfarmers Ltd.	46,589	1,577,394
Westpac Banking Corp.	122,122	3,284,568
Total		26,964,492
CHINA 16.0%
Alibaba Group Holding Ltd., ADR (a)	13,283	1,380,635
Baidu, Inc., ADR (a)	6,216	1,417,061
China Biologic Products, Inc. (a)	32,955	2,215,565
China Mobile Ltd.	337,000	3,947,196
Chongqing Changan Automobile Co., Ltd., Class B	480,900	1,088,973
CNOOC Ltd.	1,801,000	2,435,257
CSPC Pharmaceutical Group Ltd.	1,310,000	1,151,444
Guangdong Investment Ltd.	2,822,000	3,675,498
Haitong Securities Co., Ltd., Class H	636,000	1,587,383
Industrial & Commercial Bank of China Ltd., Class H	7,471,100	5,455,340
Luthai Textile Co., Ltd., Class B	1,076,720	1,428,749
Luye Pharma Group Ltd. (a)	1,258,500	1,608,629
Pax Global Technology Ltd. (a)	1,884,000	1,929,791
Ping An Insurance Group Co. of China Ltd., Class H	223,500	2,263,059
Tencent Holdings Ltd.	318,700	4,611,248
Vipshop Holdings Ltd., ADS (a)	63,696	1,244,620
WuXi PharmaTech (Cayman), Inc. ADR (a)	77,401	2,606,092
Zhuzhou CSR Times Electric Co., Ltd., Class H	452,000	2,637,514
Total		42,684,054
HONG KONG 4.8%
AIA Group Ltd.	467,200	2,576,827
Cheung Kong Holdings Ltd.	231,000	3,868,516
Hutchison Whampoa Ltd.	209,000	2,389,198
Jardine Matheson Holdings Ltd.	26,000	1,579,874
Sands China Ltd.	474,800	2,311,395
Total		12,725,810
INDIA 6.7%
Asian Paints Ltd.	124,458	1,475,244
Bank of Baroda	90,855	1,551,560
HCL Technologies Ltd.	103,059	2,602,801

Issuer	Shares	Value

Common Stocks (continued)
INDIA (CONTINUED)
HDFC Bank Ltd., ADR	67,640	$3,432,730
Lupin Ltd.	109,915	2,483,360
Motherson Sumi Systems Ltd.	400,444	2,883,970
Tata Motors Ltd.	239,802	1,875,862
UPL Ltd.	255,526	1,397,687
Total		17,703,214
INDONESIA 1.9%
PT Bank Rakyat Indonesia Persero Tbk	3,286,100	3,088,870
PT Matahari Department Store Tbk	1,579,900	1,903,718
Total		4,992,588
JAPAN 37.6%
Alps Electric Co., Ltd.	120,700	2,281,519
Aozora Bank Ltd.	762,000	2,358,805
Astellas Pharma, Inc.	308,800	4,299,146
Central Japan Railway Co.	26,200	3,926,760
COMSYS Holdings Corp.	201,500	2,756,474
CYBERDYNE, Inc. (a)	32,500	825,412
Daiichikosho Co., Ltd.	114,700	3,109,888
Daikin Industries Ltd.	32,400	2,077,620
Doshisha Co., Ltd.	64,000	903,681
Fuji Heavy Industries Ltd.	145,800	5,159,277
Hoshizaki Electric Co., Ltd.	51,500	2,481,679
Hoya Corp.	66,400	2,245,969
Hulic REIT, Inc.	871	1,321,989
Invincible Investment Corp.	3,274	1,371,307
Iriso Electronics Co., Ltd.	16,600	881,023
ITOCHU Corp.	120,500	1,286,349
KDDI Corp.	78,200	4,912,841
Keyence Corp.	5,000	2,227,974
M3, Inc.	134,100	2,243,762
Mazda Motor Corp.	70,100	1,683,492
Mitsubishi UFJ Financial Group, Inc.	228,800	1,257,080
Mitsui Fudosan Co., Ltd.	43,000	1,153,069
Nakanishi, Inc.	62,100	2,636,315
Nidec Corp.	34,200	2,208,829
Nihon M&A Center, Inc.	86,200	2,596,858
Omron Corp.	70,300	3,144,905
ORIX Corp.	266,790	3,356,965
PeptiDream, Inc. (a)	9,600	834,354
Raito Kogyo Co., Ltd.	127,000	1,103,531
San-A Co., Ltd.	99,600	3,365,512
Seiko Epson Corp.	57,200	2,393,489
Shinmaywa Industries Ltd.	269,000	2,534,349
SoftBank Corp.	36,400	2,166,648
Sumitomo Mitsui Financial Group, Inc.	90,800	3,282,667

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Sun Frontier Fudousan Co., Ltd.	172,300	$1,583,429
Tanseisha Co., Ltd.	149,000	1,012,081
Temp Holdings Co., Ltd.	43,100	1,352,446
Tokai Tokyo Financial Holdings, Inc.	372,700	2,543,225
Tokyo Gas Co., Ltd.	503,000	2,714,019
Toyo Tire & Rubber Co., Ltd.	188,900	3,706,922
Toyota Motor Corp.	108,700	6,773,901
Total		100,075,561
MALAYSIA 1.0%
Tenaga Nasional Bhd	675,200	2,659,245
PHILIPPINES 3.7%
GT Capital Holdings, Inc.	143,800	3,293,767
Metropolitan Bank & Trust Co.	954,314	1,759,574
Robinsons Retail Holdings, Inc.	918,070	1,553,633
Universal Robina Corp.	269,620	1,175,513
Vista Land & Lifescapes, Inc.	12,064,550	1,939,099
Total		9,721,586
SINGAPORE 3.1%
DBS Group Holdings Ltd.	322,000	4,984,988
Frasers Centrepoint Ltd.	1,476,000	1,877,518
Wing Tai Holdings Ltd.	1,024,000	1,260,853
Total		8,123,359
SOUTH KOREA 4.3%
Samsung Electronics Co., Ltd.	6,374	7,663,106
SK Telecom Co., Ltd.	15,154	3,706,563
Total		11,369,669
TAIWAN 4.6%
Gigabyte Technology Co., Ltd.	1,526,000	1,771,379
MediaTek, Inc.	126,000	1,831,716
Pegatron Corp.	684,000	1,563,445
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	252,168	5,643,520
Tong Hsing Electronic Industries Ltd.	453,000	1,550,853
Total		12,360,913

Issuer	Shares	Value

Common Stocks (continued)
THAILAND 2.2%
Bangkok Expressway PCL, Foreign Registered Shares	2,122,500	$2,548,290
Hemaraj Land and Development PCL, Foreign Registered Shares	7,174,600	953,468
Kasikornbank PCL, Foreign Registered Shares	333,400	2,307,885
Total		5,809,643
Total Common Stocks (Cost: $208,053,632)		$255,190,134

	Shares	Value

Exchange-Traded Funds 1.3%
WisdomTree Japan Hedged Equity Fund	68,480	3,371,270
Total Exchange-Traded Funds (Cost: $3,699,294)		$3,371,270

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.115% (b)(c)	7,753,206	$7,753,206
Total Money Market Funds (Cost: $7,753,206)		$7,753,206
Total Investments
(Cost: $219,506,132) (d)		$266,314,610(e)
Other Assets & Liabilities, Net		(493,870)
Net Assets		$265,820,740

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at December 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Delivered	Currency to be Received	Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley & Co.	02/12/15	51,302,000	CNY	8,317,255	USD	—	(7,277)
Morgan Stanley & Co.	02/12/15	3,336,263,000	IDR	266,241	USD	—	(450)
Morgan Stanley & Co.	02/12/15	333,560,000	INR	5,238,888	USD	1,187	—
Morgan Stanley & Co.	02/12/15	25,681,000	INR	399,543	USD	—	(3,711)
Morgan Stanley & Co.	02/12/15	653,877,000	JPY	5,488,538	USD	27,776	—
Morgan Stanley & Co.	02/12/15	256,005,000	PHP	5,705,483	USD	—	(5,339)
Morgan Stanley & Co.	02/12/15	48,002,000	THB	1,445,613	USD	—	(10,508)
Morgan Stanley & Co.	02/12/15	531,386	USD	656,000	AUD	2,676	—
Morgan Stanley & Co.	02/12/15	9,605,302	USD	10,580,526,000	KRW	49,576	—
Morgan Stanley & Co.	02/12/15	2,348,951	USD	8,172,000	MYR	—	(23,066)
Morgan Stanley & Co.	02/12/15	1,065,080	USD	33,805,000	TWD	3,996	—
Morgan Stanley & Co.	02/12/15	5,168,654	USD	162,319,000	TWD	—	(35,350)
Total						85,211	(85,701)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,349,698	80,993,689	(74,590,181)	7,753,206	3,857	7,753,206

(d)

At December 31, 2014, the cost of securities for federal income tax purposes was approximately $219,506,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	53,284,000
Unrealized Depreciation	(6,475,000)
Net Unrealized Appreciation	46,809,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share

Currency Legend

AUD	Australian Dollar
CNY	China, Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
PHP	Philippine Peso
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated September 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,244,620	32,829,828	—	34,074,448
Consumer Staples	—	7,672,052	—	7,672,052
Energy	—	2,435,257	—	2,435,257
Financials	3,432,730	71,171,199	—	74,603,929
Health Care	4,821,657	16,082,421	—	20,904,078
Industrials	—	32,491,853	—	32,491,853
Information Technology	8,441,216	36,699,220	—	45,140,436
Materials	—	9,434,909	—	9,434,909
Telecommunication Services	—	19,384,410	—	19,384,410
Utilities	—	9,048,762	—	9,048,762
Exchange-Traded Funds	3,371,270	—	—	3,371,270
Total Equity Securities	21,311,493	237,249,911	—	258,561,404
Mutual Funds
Money Market Funds	7,753,206	—	—	7,753,206
Total Mutual Funds	7,753,206	—	—	7,753,206
Investments in Securities	29,064,699	237,249,911	—	266,314,610
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	85,211	—	85,211
Liabilities
Forward Foreign Currency Exchange Contracts	—	(85,701)	—	(85,701)
Total	29,064,699	237,249,421	—	266,314,120

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Select Large Cap Growth Fund

December 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%
CONSUMER DISCRETIONARY 20.2%
Automobiles 2.4%
Tesla Motors, Inc. (a)	723,257	$160,859,589
Internet & Catalog Retail 8.8%
Amazon.com, Inc. (a)	879,098	272,828,064
Priceline Group, Inc. (The) (a)	291,427	332,287,980
Total		605,116,044
Specialty Retail 3.0%
Tractor Supply Co.	2,584,128	203,680,969
Textiles, Apparel & Luxury Goods 6.0%
Michael Kors Holdings Ltd. (a)	2,795,063	209,909,231
Nike, Inc., Class B	2,093,640	201,303,486
Total		411,212,717
TOTAL CONSUMER DISCRETIONARY		1,380,869,319
ENERGY 5.9%
Energy Equipment & Services 2.2%
FMC Technologies, Inc. (a)	3,242,129	151,861,323
Oil, Gas & Consumable Fuels 3.7%
Cabot Oil & Gas Corp.	8,543,230	252,965,040
TOTAL ENERGY		404,826,363
HEALTH CARE 25.8%
Biotechnology 18.0%
Alexion Pharmaceuticals, Inc. (a)	984,834	182,223,835
Biogen Idec, Inc. (a)	765,452	259,832,681
Celgene Corp. (a)	2,338,942	261,634,052
Pharmacyclics, Inc. (a)	2,165,240	264,722,243
Vertex Pharmaceuticals, Inc. (a)	2,227,395	264,614,526
Total		1,233,027,337
Life Sciences Tools & Services 4.3%
Illumina, Inc. (a)	1,575,672	290,837,538
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	4,051,733	239,173,799
TOTAL HEALTH CARE		1,763,038,674

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 6.3%
Aerospace & Defense 2.5%
Precision Castparts Corp.	702,205	$169,147,140
Trading Companies & Distributors 3.8%
Fastenal Co.	5,544,326	263,688,145
TOTAL INDUSTRIALS		432,835,285
INFORMATION TECHNOLOGY 38.8%
Internet Software & Services 19.3%
Alibaba Group Holding Ltd., ADR (a)	1,307,004	135,849,996
Baidu, Inc., ADR (a)	1,081,325	246,509,660
Facebook, Inc., Class A (a)	3,142,343	245,165,601
LinkedIn Corp., Class A (a)	1,362,056	312,877,884
MercadoLibre, Inc. (b)	1,239,918	158,300,331
Twitter, Inc. (a)	6,176,268	221,542,733
Total		1,320,246,205
IT Services 6.9%
Cognizant Technology Solutions Corp., Class A (a)	4,041,896	212,846,243
Visa, Inc., Class A	1,002,164	262,767,401
Total		475,613,644
Semiconductors & Semiconductor Equipment 3.3%
ARM Holdings PLC, ADR	4,827,610	223,518,343
Software 9.3%
salesforce.com, Inc. (a)	4,237,516	251,327,074
Splunk, Inc. (a)	3,421,373	201,689,938
VMware, Inc., Class A (a)	2,260,300	186,519,956
Total		639,536,968
TOTAL INFORMATION TECHNOLOGY		2,658,915,160
MATERIALS 2.7%
Chemicals 2.7%
Monsanto Co.	1,549,985	185,176,708
TOTAL MATERIALS		185,176,708
Total Common Stocks (Cost: $4,538,384,951)		$6,825,661,509

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.115% (b)(c)	22,021,533	$22,021,533
Total Money Market Funds (Cost: $22,021,533)		$22,021,533

Total Investments
(Cost: $4,560,406,484) (d)	$6,847,683,042(e)
Other Assets & Liabilities, Net	104,062
Net Assets	$6,847,787,104

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	112,206,652	1,507,205,853	(1,597,390,972)	—	22,021,533	64,570	22,021,533
Mercadolibre Inc. *	272,572,884	147,458,188	(206,226,819)	(71,138,138)	142,666,115	578,876	158,300,331
Total	384,779,536	1,654,664,041	(1,803,617,791)	(71,138,138)	164,687,648	643,446	180,321,864

* Issuer was not an affiliate for the entire period ended December 31, 2014.

(c)	The rate shown is the seven-day current annualized yield at December 31, 2014.
(d)

At December 31, 2014, the cost of securities for federal income tax purposes was approximately $4,560,406,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,405,947,000
Unrealized Depreciation	(118,670,000)
Net Unrealized Appreciation	$2,287,277,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,380,869,319	—	—	1,380,869,319
Energy	404,826,363	—	—	404,826,363
Health Care	1,763,038,674	—	—	1,763,038,674
Industrials	432,835,285	—	—	432,835,285
Information Technology	2,658,915,160	—	—	2,658,915,160
Materials	185,176,708	—	—	185,176,708
Total Equity Securities	6,825,661,509	—	—	6,825,661,509
Mutual Funds
Money Market Funds	22,021,533	—	—	22,021,533
Total Mutual Funds	22,021,533	—	—	22,021,533
Total	6,847,683,042	—	—	6,847,683,042

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 23, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	February 23, 2015